Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

(17)Leases

We have four property leases in effect as of December 31, 2023, which we account for as operating leases:

●	A lease for our principal administrative and production facility at 6272 West 91st Avenue, Westminster, Colorado, which expires on December 31, 2026. This lease includes two options to extend the lease by five years each at the end of the current term.
●	A lease for office space at 2275 Half Day Road, Bannockburn, Illinois, which expires in November 2024. This lease includes an option to extend the lease by three years at the end of the current term.
●	A lease for office space at 1000 Chapel View Blvd, Cranston, Rhode Island, which expires in October 2024. This lease includes an option to extend the lease by two years at the end of the current term.
●	A lease for laboratory and research space at 1 Hoppin Street, Providence, Rhode Island, which expires on February 1, 2024.

We also have four finance leases, three for copier equipment in our Westminster, Bannockburn and Cranston facilities, and one for laboratory equipment in our research space in Providence.

The components of right-of-use assets, short-term lease liabilities and long-term lease liabilities as of December 31, 2023, is as follows:

	Operating	Finance
	Leases	Leases
Right-of-use assets	$1,179	$233	(1)
Short-term lease liabilities	$275	$76
Long-term lease liabilities	$1,156	$88

(1)Net of accumulated depreciation, included in fixed assets

The components of lease expense for the year ended December 31, 2023 and 2022, were as follows:

	December 31,
	2023	2022
Operating lease expense	$473	$443
Finance lease expense:
Amortization of ROU assets	13	16
Interest on lease liabilities	4	4
Total finance lease expense	16	20
Total lease expense	$489	$463

Maturities of lease liabilities under noncancellable leases as of December 31, 2023, are as follows:

	Operating	Finance
	Leases	Leases
2024	$380	$87
2025	205	77
2026	213	9
2027	219	7
2028	226	—
Thereafter	657	—
Total undiscounted lease payments	1,900	180
Less imputed interest	(470)	(16)
Total lease liabilities	$1,431	$164

In October 2022, we recorded $38 in fixed assets for a finance lease for a copier in our Westminster facility, and $6 and $32 in current liabilities and long-term liabilities, respectively, for the related lease liabilities.

In December 2022, we recorded $310 in fixed assets for a finance lease for analytical equipment in our laboratory facility in Providence, and $178 and $132 in current liabilities and long-term liabilities, respectively, for the related lease liabilities.

As of December 31, 2023, the weighted average life of our operating and finance leases is eight and three years, respectively. The weighted average discount rate for both operating and finance leases is 8.1%, which is based on interest rates we paid for our most recent term loan and convertible notes.

Leases

(17)Leases

We have four property leases in effect as of December 31, 2023, which we account for as operating leases:

●	A lease for our principal administrative and production facility at 6272 West 91st Avenue, Westminster, Colorado, which expires on December 31, 2026. This lease includes two options to extend the lease by five years each at the end of the current term.
●	A lease for office space at 2275 Half Day Road, Bannockburn, Illinois, which expires in November 2024. This lease includes an option to extend the lease by three years at the end of the current term.
●	A lease for office space at 1000 Chapel View Blvd, Cranston, Rhode Island, which expires in October 2024. This lease includes an option to extend the lease by two years at the end of the current term.
●	A lease for laboratory and research space at 1 Hoppin Street, Providence, Rhode Island, which expires on February 1, 2024.

We also have four finance leases, three for copier equipment in our Westminster, Bannockburn and Cranston facilities, and one for laboratory equipment in our research space in Providence.

The components of right-of-use assets, short-term lease liabilities and long-term lease liabilities as of December 31, 2023, is as follows:

	Operating	Finance
	Leases	Leases
Right-of-use assets	$1,179	$233	(1)
Short-term lease liabilities	$275	$76
Long-term lease liabilities	$1,156	$88

(1)Net of accumulated depreciation, included in fixed assets

The components of lease expense for the year ended December 31, 2023 and 2022, were as follows:

	December 31,
	2023	2022
Operating lease expense	$473	$443
Finance lease expense:
Amortization of ROU assets	13	16
Interest on lease liabilities	4	4
Total finance lease expense	16	20
Total lease expense	$489	$463

Maturities of lease liabilities under noncancellable leases as of December 31, 2023, are as follows:

	Operating	Finance
	Leases	Leases
2024	$380	$87
2025	205	77
2026	213	9
2027	219	7
2028	226	—
Thereafter	657	—
Total undiscounted lease payments	1,900	180
Less imputed interest	(470)	(16)
Total lease liabilities	$1,431	$164

In October 2022, we recorded $38 in fixed assets for a finance lease for a copier in our Westminster facility, and $6 and $32 in current liabilities and long-term liabilities, respectively, for the related lease liabilities.

In December 2022, we recorded $310 in fixed assets for a finance lease for analytical equipment in our laboratory facility in Providence, and $178 and $132 in current liabilities and long-term liabilities, respectively, for the related lease liabilities.

As of December 31, 2023, the weighted average life of our operating and finance leases is eight and three years, respectively. The weighted average discount rate for both operating and finance leases is 8.1%, which is based on interest rates we paid for our most recent term loan and convertible notes.